Schedule H, Line 4a - SCHEDULE OF DELINQUENT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EPB 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
SCHEDULE OF DELINQUENT CONTRIBUTIONS
Form 5500, Schedule H, Line 4a
Nordson Employees’ Savings Trust Plan
EIN 34-0590250
Plan Number 002

December 31, 2024

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions
Check Here if Late Participant Loan Repayments are Included: ☐	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
$12,163		$12,163